Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Trademarks	$317,580	$(1,367)	$(300,000)	$16,213
Patents	132,661	(1,447)	--	131,214
Awarded government contracts	923,261	(107,040)	--	816,221
Provider agreements for future installations	156,685	--	(156,685)	--
Present value of used EV charging stations to be acquired in the future	150,000	--	(150,000)	--
Totals	$1,680,187	$(109,854)	$(606,685)	$963,648

Schedule of intangible assets amortization expense
For the Year Ending December 31,:
2014	$829,727
2015	13,510
2016	8,881
2017	6,563
2018	6,563
Thereafter	98,399